Accrued Expenses - Schedule of Accrued Expenses (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities Current [Abstract]
Accrued research and development	$ 2,463,808	$ 871,066
Accrued payroll liabilities	251,491	91,598
Other	175,406	129,062
Total	$ 2,890,705	$ 1,091,726